Commitments (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 06, 2020	Feb. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments (Details) [Line Items]
Description on royalty			Under the Innovation Law the rate of royalties varies between 3% to 5% computed based on the revenues from the products that their development was also funded by grants from the IIA. In addition, revenues from certain milestone under the LB license, development and commercialization agreement were subject to royalties rate of 24.8%. Such commitment is up to the amount of grants received (dollar linked), plus interest at annual rate based on LIBOR.
Royalty expense			$ 795	$ 43	$ 1,263
Maximum total royalty amount			$ 8,500
VAT payables				$ 145
Israel Tax Authority [Member]
Commitments (Details) [Line Items]
Tax pay		$ 116
VAT payables	$ 521
Israel Tax Authority [Member] | Contingent Liability [Member]
Commitments (Details) [Line Items]
Tax pay	$ 434